Cover	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Change Agents Corporation (the “Company”) is filing this Form 8-K/A (“Amendment No. 1”) to its Current Report on Form 8-K as originally filed with the Securities and Exchange Commission on September 14, 2026 (the “Original Filing”) to correct an inadvertent error in the number of September Pre-Funded Warrant Share reported in the Original Filing in Item 1.01 under the heading “September 2026 Original Issue Discount Note and Pre-Funded Warrant” to 100,000 (from 1,000,000 in the Original Filing). No other changes have been made from the Original Filing.
Document Period End Date	Sep. 08, 2026
Entity File Number	001-38728
Entity Registrant Name	Change Agents Corporation
Entity Central Index Key	0001630212
Entity Tax Identification Number	47-1685128
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4400 Route 9 South
Entity Address, Address Line Two	Suite 3100
Entity Address, City or Town	Freehold
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07728
City Area Code	(732)
Local Phone Number	780-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	CHGA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false